Share capital	12 Months Ended
Oct. 31, 2024
Disclosure of classes of share capital [abstract]
Share capital
20. Share capital

Common shares:
	Number of shares	Amount
	#	$
Opening balance, November 1, 2022	71,021,233	279,513
Acquisition - Jimmy's	2,595,533	4,932
Issuance of shares through ATM(i)	1,055,861	2,442
Share issuance costs	—	(28)
Vested restricted share units (RSU) (note 21)	66,667	161
Issued to pay fees in shares	136,266	278
Issuance of shares due to put option exercise	423,587	729
Balance, October 31, 2023	75,299,147	288,027
Issued to pay fees in shares	658,754	1,331
Purchase of Queen of Bud - paid in shares	378,486	900
Issuance of shares through ATM(i)	1,057,300	3,154
Issuance of share for settlement of convertible debentures	2,491,345	5,025
Vested restricted share units (RSU)	486,335	929
Share issuance cost	—	(97)
Options exercised	80,290	216
Warrants exercised	104,600	358
Issurance of shares in connection with Secured Debentures (note 16)	230,760	800
Balance, October 31, 2024	80,787,017	300,643
(i)On August 31, 2023, the Company announced that it established a new at-the-market equity offering (“the ATM Program”) that allows the Company to issue up to $30,000 (or the equivalent in U.S. dollars) of common shares from treasury to the public from time to time at the Company’s discretion and subject to regulatory requirements. For the year ended ended October 31, 2024, a total of $3,154 has been raised through the program. The ATM program expires in September 2025.